Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Payments of Stock Issuance Costs	$ 0.9	$ 2.1